STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

A summary of our stock option activity for the nine months ended September 30, 2025 and 2024, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2023	16,268	$1,381.64	7.37
Granted	5,068	24.00	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at September 30, 2024	21,336	$1,059.16	7.42

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2024	22,668	$998.26	7.32
Granted	-	-	-
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at September 30, 2025	22,668	$998.26	6.57

Exercisable at September 30, 2025	20,490	$1,107.62	6.30

A summary of our stock option activity for the years ended December 31, 2024 and 2023, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2022	14,299	$1,457.73	8.06
Granted	2,038	880.41	10.00
Exercised	-	-	-
Expired/Cancelled	(69)	2,345	-
Outstanding at December 31, 2023	16,268	$1,381.64	7.40
Granted	6,400	23.74	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding at December 31, 2024	22,668	$998.26	7.32

Exercisable at December 31, 2024	14,513	$1,555	6.70

SCHEDULE OF OUTSTANDING WARRANTS

The number of outstanding warrants issued by the Company as of September 30, 2025 is as follows:

Warrant	Expiration Date Date	Exercise Price	Number Outstanding
GEM Common Stock Warrants	8/11/2026	$9.07	9,686
Total			9,686

The number of outstanding warrants issued by the Company as of December 31, 2024 is as follows:

Warrant	Expiration Date	Exercise Price	Number Outstanding
GEM Common Stock Warrants	8 /11/2026	$14.12	9,686
Ionic Series B Preferred Stock Warrants	3 /29/2026	$10,000	1,100
Total			10,786

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	December 31,
	2024	2023
Expected life (years)	6	6 to 10
Risk-free interest rate	3.55% - 3.95%	3.55% - 4.55%
Expected volatility	90%	90%
Annual dividend yield	0%	0%
Per share grant date fair value	$18.19	$1,036.57